Condensed Financial Information of the Company - Statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Costs of revenues
Total costs of revenues	$ (910,508)	¥ (6,338,778)	¥ (2,905,249)	¥ (722,830)
Sales and marketing expenses	(3,903,337)	(27,174,249)	(13,441,813)	(1,344,582)
General and administrative expenses	(186,261)	(1,296,712)	(6,456,612)	(133,207)
Total operating expenses	(4,645,540)	(32,341,319)	(21,014,482)	(1,616,970)
Operating loss	(1,226,437)	(8,538,211)	(10,799,741)	(595,724)
Interest income	221,469	1,541,825	584,940	80,783
Interest Expense	20,951	145,858
Foreign exchange gain	9,075	63,179	10,037	(11,547)
Other loss	11,891	82,786	(12,361)	1,373
Share of results of equity investees	4,119	28,676
Loss before income tax expenses	(1,000,834)	(6,967,603)	(10,217,125)	(525,115)
Net loss	(1,000,834)	(6,967,603)	(10,217,125)	(525,115)
Other comprehensive income net of tax of nil
Foreign currency translation difference, net of tax of nil	59,244	412,447	1,058,884	(47,681)
Comprehensive loss	(941,590)	(6,555,156)	(9,158,241)	(572,796)
Other comprehensive income/(loss), tax		0	0	0
Foreign currency translation difference, tax		0	0	0
Online marketplace services
Costs of revenues
Total costs of revenues	(910,508)	(6,338,778)	(2,905,249)	(719,778)
Parent Company | Reportable legal entity
Costs of revenues
Total costs of revenues	89,019	619,733	491,069
Sales and marketing expenses	(6,858)	(47,746)	(4,106)
General and administrative expenses	(466)	(3,245)	(4,101)	(165)
Total operating expenses	(7,324)	(50,991)	(8,207)	(165)
Operating loss	(96,343)	(670,724)	(499,276)	(165)
Interest income	45,702	318,166	207,597	8,264
Interest Expense	(20,703)	(144,132)
Foreign exchange gain			113
Other loss	(4)	(31)
Share of results of equity investees	(929,484)	(6,470,882)	(9,925,559)	(533,214)
Loss before income tax expenses	(1,000,832)	(6,967,603)	(10,217,125)	(525,115)
Net loss	(1,000,832)	(6,967,603)	(10,217,125)	(525,115)
Other comprehensive income net of tax of nil
Foreign currency translation difference, net of tax of nil	59,244	412,447	1,058,884	(47,681)
Comprehensive loss	(941,588)	(6,555,156)	(9,158,241)	(572,796)
Other comprehensive income/(loss), tax		0	0	0
Foreign currency translation difference, tax		0	0	¥ 0
Parent Company | Reportable legal entity | Online marketplace services
Costs of revenues
Costs of online marketplace services	$ (89,019)	¥ (619,733)	¥ (491,069)